Proposal for profit appropriation	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Proposal for profit appropriation
23 Proposal for profit appropriation
At the Annual General Meeting of Shareholders currently scheduled for May 25, 2023, the Executive Board will, in line with its earlier announcement and barring unforeseen circumstances, propose a final dividend for 2022 of EUR 0.12 per common share and EUR 0.003 per common share B. Aegon intends to move to a cash-only dividend as of the final dividend of 2023. To this end, Aegon will present an update to its dividend policy for discussion at the Annual General Meeting of Shareholders.
If the proposed dividend is approved by shareholders, Aegon’s shares will be quoted ex-dividend on the New York Stock
Exchange on May 26, 2023 and on Euronext Amsterdam on May 29, 2023. The record date for the dividend will be May 30, 2023 and the dividend will be payable as of June 29, 2023.

	2022	2021

Final dividend on common shares	237	184

Earnings to be retained	-	1,795

To be deducted from retained earnings	(1,670)	-

Net result attributable to owners of Aegon N.V.	(1,433)	1,980